Capital Stock	12 Months Ended
Aug. 31, 2021
Capital Stock

7.  Capital Stock

Share Capital

The Company’s Restated Articles of Incorporation authorize the Company to issue an unlimited number of common shares.

	Number of units	$(000	’s)
Balance at September 1, 2019	150,391,558	$108,218
Issued for cash, net of share issue costs	6,768,634	3,441
Shares issued for settlement of convertible and gold loans	29,267,417	11,382
Transfer of conversion component on conversion of convertible loans	-	4,286
Shares issued for interest on gold and convertible loans	1,463,855	584
Shares issued for services	5,623,000	3,228
Finders fees on convertible and gold bullion loans	1,025,762	477
Warrants exercised	5,434,896	3,484
Balance at August 31, 2020	199,975,122	$135,100
Issued for cash, net of share issue costs	38,477,666	23,226
Warrants issued	-	(8,710)
Issued for settlement of convertible debentures (Note 25)	12,150,447	7,015
Issued for settlement of debts related to convertible and gold loans (Note 25)	4,266,321	1,497
Options exercised	1,000	-
Transfer of reserve on exercise of options	-	1
Balance at August 31, 2021	254,870,556	$158,129

Activity during the year ended August 31, 2021:

On February 11, 2021, the Company completed the sale of 32,923,078 common shares together with warrants to purchase 16,461,539 common shares for $21.4 million. The common shares and warrants were issued at $0.65 for each common share and a purchase warrant with the right of each whole warrant to purchase one common share at $0.80 for a period of five years from the issue date. The Company also issued 1,152,307 broker warrants with the same terms and incurred commission and other costs of $1.8 million out of which $0.7 million was allocated to the warrants issued in the unit and expensed in the statement of comprehensive loss. The warrants issued with the common shares are classified as a liability (Note 26). The broker warrants are considered an equity-settled share-based payment transaction and are measured at their fair value and classified as equity.

On December 23, 2020, the Company completed the sale of 5,554,588 common shares together with warrants to purchase 2,777,268 common shares for $3.0 million in the aggregate. The common shares and warrants were issued at $0.54 for each common share and a one-half purchase warrant with the right of each whole warrant to purchase one common share at $1.50 for a period of three years from the issue date. The warrants are classified as equity.

During the year ended August 31, 2021 $7.0 million of Tranche A Convertible Debentures (Note 25), representing the entire outstanding balance, were converted and retired resulting in the issuance of 12,150,447 common shares of the Company. The fair value of the convertible debentures at the dates of conversion was aggregate $7.0 million.

Activity during the year ended August 31, 2020:

During the year ended August 31, 2020, the Company issued 6,768,634 common shares at an average price of $0.575 per common share, raising an aggregate net proceeds, net of share issue costs of $0.5 million, of $3.4 million.

During the year ended August 31, 2020, 4,017,857 warrants expiring on September 26, 2021 were exercised by way of cashless exercise into 5,434,896 common shares of the Company which resulted in the transfer of the associated value of $3.5 million from warrant liability to share capital.

During the year ended August 31, 2020, 1,463,855 shares were issued at an average price of $0.41 per share for total issued value of $0.6 million for payment of interest (see Notes 22 and 24 for details).

On April 15, 2020 the Company issued 5,623,000 common shares at a price of $0.57 per share with total value of $3.2 million for compensation to various officers, directors, consultants and employees.

Warrant issuances:

Activity during the year ended August 31, 2021:

During the year ended August 31, 2021, the Company issued 2,777,268 three-year warrants with an exercise price of $1.50 as well as 16,461,539 five-year warrants with an exercise price of $0.80 pursuant to the equity financings described above.

The 2,777,268 three-year warrants were ascribed a fair value of $0.4 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.18%; volatility 69% and an expected life of 36 months. The warrants were recognized under reserve for warrants on the statement of financial position.

The 16,461,539 five-year warrants were ascribed a fair value of $7.8 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.46%; volatility 62% and an expected life of 60 months. The warrants were recognized under warrant liability on the consolidated statement of financial position (Note 26).

The 1,152,307 five-year warrants issued to the brokers were ascribed a fair value of $0.5 million which was valued using the Black-Scholes pricing model with the following assumptions: dividend yield 0%; risk free interest 0.46%; volatility 62% and an expected life of 60 months. The warrants were recognized under warrant reserve on the statement of financial position.

Activity during the year ended August 31, 2020:

During the year ended August 31, 2020, the Company issued three-year warrants with an exercise price of $1.2125 to the debenture holders pursuant to the convertible debenture financing described in Note 25.

Warrants and Compensation Options outstanding:

The continuity of outstanding warrants for the years ended August 31, 2021 and 2020 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2019	4,305,758	1.09
Warrants exercised	(4,017,857)	1.10
Warrants issued	3,002,037	1.21
Balance – August 31, 2020	3,289,938	1.19
Warrants issued	20,391,114	0.89
Balance – August 31, 2021	23,681,052	0.94

At August 31, 2021, the following warrants and compensation warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 1, 2016	73,616	$0.8718	September 1, 2021
Private placement financing agent warrants - September 26, 2016	214,285	$0.9515	September 26, 2021
Convertible debenture warrants - July 27, 2020	3,002,037	$1.2125	July 27, 2023
Private placement financing warrants - December 23, 2020	2,777,268	$1.50	December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80	February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80	February 11, 2026

Balance, August 31, 2021	23,681,052	-	-

The outstanding warrants have a weighted average exercise price of $0.94 and weighted average remaining contractual life of 3.8 years.

Omnibus Equity Incentive Plan

Effective June 26, 2019, the Company adopted the Omnibus Equity Incentive Plan dated June 26, 2019 (the “Omnibus Plan”), which Omnibus Plan was approved by the shareholders at a meeting held on August 16, 2019.

The purposes of the Omnibus Plan are: (a) to advance the interests of the Company by enhancing the ability of the Company and its subsidiaries to attract, motivate and retain employees, officers, directors, and consultants, which either of directors or officers may be consultants or employees; (b) to reward such persons for their sustained contributions; and (c) to encourage such persons to take into account the long-term corporate performance of the Company.

The Omnibus Plan provides for the grant of options, restricted share units, deferred share units and performance share units (collectively, the “Omnibus Plan Awards”), all of which are described in detail in the Form 20-F Annual Report for the year ended August 31, 2021.

The Omnibus Plan provides for the grant of other share-based awards to participants (“Other Share-Based Awards”), which awards would include the grant of common shares. All Other Share-Based Awards will be granted by an agreement evidencing the Other Share-Based Awards granted under the Omnibus Plan.

Subject to adjustments as provided for under the Omnibus Plan, the maximum number of shares issuable pursuant to Omnibus Plan Awards outstanding at any time under the Omnibus Plan shall not exceed 10% of the aggregate number of common shares outstanding from time to time on a non-diluted basis; provided that the acquisition of common shares by the Company for cancellation shall not constitute non-compliance with the Omnibus Plan for any Omnibus Plan Awards outstanding prior to such purchase of common shares for cancellation.

As at August 31, 2021, the Company had 12,513,055 (August 31, 2020 – 7,022,512) options available for issuance under the Omnibus Plan.

The continuity of outstanding stock options for the years ended August 31, 2021 and 2020 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2019 and 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021	7,351,000	CAD $0.41

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	3,719,000	3,719,000	September 29, 2026	5.1
CAD $0.43	3,532,000	3,532,000	October 11, 2026	5.1
CAD $0.35	100,000	100,000	January 2, 2028	6.3
CAD $0.41	7,351,000	7,351,000		5.1
(1)	Total represents weighted average.